Right Of Use Assets And Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Right Of Use Assets And Lease Liabilities [Line Items]
Summary of Maturity Analysis of Lease Liabilities

The following table outlines maturities of the Company's lease liabilities:

At December 31, 2025	Operating leases
2026	$2,048,002
2027	590,926
2028	302,651
2029	—
2030	—
Thereafter	—
Total lease payments	$2,941,579
Less imputed interest	137,330
Total	$2,804,249
Current portion of lease liabilities	1,977,211
Non current portion of lease liabilities	827,038
Total lease liabilities	$2,804,249